Impairment, Restructuring Charges and Other Related Closure Costs - Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	$ 34	$ 42
Charges incurred	85	56
Adjustments for unused provisions		(7)
Amounts paid	(59)	(45)
Receivables not collected upon contract termination		(4)
Liability settlement	(3)
Longgang deconsolidation		(6)
Currency translation effect	(3)	(2)
Provision, ending balance	54	34
Set-top Box Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	83
Amounts paid	(46)
Provision, ending balance	37
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	6	11
Charges incurred	1	2
Amounts paid	(1)	(5)
Currency translation effect	(1)	(2)
Provision, ending balance	5	6
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	1	5
Charges incurred		11
Amounts paid	(1)	(5)
Receivables not collected upon contract termination		(4)
Longgang deconsolidation		(6)
Provision, ending balance		1
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	18	15
Charges incurred	1	43
Adjustments for unused provisions		(7)
Amounts paid	(10)	(33)
Currency translation effect	(1)
Provision, ending balance	8	18
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	9	11
Amounts paid	(1)	(2)
Liability settlement	(3)
Currency translation effect	(1)
Provision, ending balance	$ 4	$ 9